Deconsolidation of a Subsidiary	12 Months Ended
Dec. 31, 2024
Deconsolidation of a Subsidiary [Abstract]
Deconsolidation of a Subsidiary
4.	Deconsolidation of a subsidiary

On November 23, 2022, the Group deconsolidated Fujian Henduoka Network Technology Co., Ltd. (“Henduoka”), and transferred 100% of equity interests of Henduoka to Mr. Zhang Hongwei and Xiamen Rongguang Information Technology Co., Ltd, both of which are related parties of the Group, with the total consideration of RMB 158 thousand.

Therefore, the Group was no longer able to operate and exert control over Henduoka, which were deconsolidated accordingly since disposal date. The Group recorded a gain from the disposal of RMB 4,318 thousand in the income from disposal of subsidiary in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022 as Henduoka had accumulated deficits. The disposal of subsidiaries did not represent a strategic shift and did not have a major effect on the Group’s operation as any of the significance test does not exceed 10%.